Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 20.1	€ 15.7	€ 9.5
Other tax (principally air passenger duty in various countries)	688.9	632.7	566.9
Total indirect tax and duties	€ 709.0	€ 648.4	€ 576.4